Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000002943
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class AAA
C000002942
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class C
Average Annual Return, Percent	14.84%	7.35%	8.76%
C000034307
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class I
C000002940
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class A
Average Annual Return, Percent	10.00%	6.88%	8.93%
Without Sales Load [Member] | C000002943
Average Annual Return [Line Items]
Average Annual Return, Percent	16.74%	8.16%	9.58%
Without Sales Load [Member] | C000002942
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%	7.35%	8.76%
Without Sales Load [Member] | C000034307
Average Annual Return [Line Items]
Average Annual Return, Percent	17.00%	8.42%	9.84%
Without Sales Load [Member] | C000002940
Average Annual Return [Line Items]
Average Annual Return, Percent	16.71%	8.15%	9.57%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%	11.57%	13.09%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%	11.57%	13.09%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%	11.57%	13.09%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%	11.57%	13.09%